RISK MANAGEMENT POLICIES	6 Months Ended
Jun. 30, 2024
Risk Management Policies
RISK MANAGEMENT POLICIES

16.	RISK MANAGEMENT POLICIES

Key Company Risk

The key risks to which Codere Online is exposed are related to the gambling sector. The gambling industry is closely regulated (those regulations extend to the gambling business itself and the gambling formats and channels permitted; management of the risks associated with gambling; gambling advertising; data protection; anti-money laundering; and anti-fraud, among others). Gambling operators are required to fulfil a number of technical and compliance-related obligations in order to operate under licenses that need to be renewed periodically and/or are subject to ongoing oversight. The failure to comply with any of these regulations or requirements or the inability to renew our gambling licenses could have an adverse impact on our business. In addition, new regulations in the future could imply additional restrictions on already-regulated activities that could reduce Codere Online’s ability to offer products and services to its customers.

The industry is also exposed to the formulation of new and interpretation of existing gambling tax regulations in every market. Any increase in the gambling tax burden or changes in tax calculation methodologies could affect the viability of Codere Online’s business. The gambling industry is often in the spotlight and the public perception of what Codere Online does can also have an adverse impact on its performance. Moreover, regulatory changes in the various markets could pave the way for the entry of new competitors or new gambling formats that could have an adverse impact on Codere Online’s business. Lastly, Codere Online is and will remain exposed to inspections and/ lawsuits related with the above-mentioned tax regulations and compliance rules.

Elsewhere, the markets in which Codere Online does business expose it to political, macroeconomic and monetary risks that affect its international operations. The market, social and economic conditions in each of the markets where Codere Online operates affect its customers’ purchasing power and, by extension, its business performance. Codere Online is also affected by political and monetary risks (including exposure to currency devaluations).

In addition, Codere Online is exposed to the risk that its customers’ preferences could change, as well as the risk that technology could lead to alternative leisure options. It also faces risks deriving from supplier or competitor concentration in certain formats or products and the ability or inability of the former to create safe gambling products that are attractive to customers and comply with prevailing legislation in one or more markets. Lastly, the impact of technology developments on how the business and product are managed (digitalization and interconnection) implies risks with respect to the integrity of Codere Online’s IT systems and platforms which Codere Online needs to manage proactively in order to avoid potential contingencies. Codere Online’s financial systems currently rely significantly on human intervention. Codere Online is making an effort to reduce the level of human intervention in the related processes.

Codere Online is exposed to various financial market risks as a result of its ordinary business activities. The main market risks affecting Codere Online are the following:

●	Liquidity risk: Codere Online is exposed to liquidity risk if a mismatch arises between its financing needs and its sources of financings.

●	Exchange rate risk: Codere Online is exposed to exchange rate risk because its functional currency is the euro, and financial assets and liabilities denominated in a currency that is different from is the euro are subject to variations resulting from fluctuations in exchange rates.

●	Credit risk: Codere Online is exposed to the risk that a counterparty to an agreement does not comply with its contractual obligations, thus negatively affecting results of operations of Codere Online.

Market Risk

As a publicly traded company, Codere Online is exposed to market risks that arise from changes in market prices and rates, including foreign currency exchange rates, interest rates, equity prices, and other factors that affect the capital markets.

Additionally, our company has publicly traded securities that are subject to market risk. Adverse changes in these market conditions could have a negative impact on our financial performance and position.

Liquidity risk

Codere Online is exposed to liquidity risk if a mismatch arises between its financing needs (including operating, financial and investment needs) and its sources of financing (including cash on balance sheet and future cash flows).

Exchange rate risk

Exchange rate risk arises when the value of existing assets, liabilities and / or future cash flows are subject to change because of fluctuations in foreign exchange rates. Codere Online’s exposure to exchange rate risk relates primarily to (i) its operations (certain revenues and expenses being denominated in foreign currencies) and (ii) certain cash balances being held in foreign currencies.

Codere Online actively manages exchange rate risks to control the exposure of balances to foreign currency in order to minimize the risks associated with exchange rate variations and optimizing Codere Online’s financial cost.

The following tables include the outstanding current asset and current liability balances in foreign currencies as of June 30, 2024 and December 31, 2023 in thousands of euros:

06/30/2024

	Current assets	Current liabilities
ILS	472	589
COP	5,745	2,194
MXN	13,683	14,300
PAB	3,413	2,697
ARS	1,356	707
Total	24,669	20,486

12/31/2023

	Current assets	Current liabilities
ILS	665	784
COP	4,006	2,036
MXN	11,027	17,090
PAB	-	2,268
ARS	1,381	539
USD	-	-
Total	17,079	22,717

Credit risk

Codere Online’s main financial assets exposed to credit risk are trade receivables, current financial assets and other current assets. Codere Online does not have significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics.

Impairment provisions are determined on the basis of lifetime expected credit losses, including those expected at the individual level, using reasonable and supportable forward-looking information, based on the best information available at the date of authorizing the financial statements for issue. They are re-estimated at every reporting date on an individual basis, using the following criteria:

-	The age of the debt.

-	The existence of financial difficulties, including bankruptcy proceedings.

-	An analysis of the debtor’s ability to repay the loan.

Codere Online’s historical credit loss experience between Codere Group’s entities is nil. The expected credit loss is estimated based on external risk parameters, publicly available, such as the probability of default (“PD”) of Codere Group and a loss given at default (“LGD”) of 100%